Loss Per Share - Summary of Earnings Per Share (Detail) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Basic and diluted loss per share	$ (0.03)	$ (0.07)	$ (0.28)	$ (0.32)	$ (0.09)